Shareholder's equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of reconciliation of share capital and share premium
Ordinary authorized and issued shares	Number of shares	Share capital amount	Share premium
As of January 1, 2019 pre-restructuring	2,493,391	2,493	120,151
Issuance of put option with Hoche	(492,320)	(492)	(65,739)
Subtotal	2,001,071	2,001	54,412
Capital restructuring of Crynssen (1:33.4448 exchange ratio) (b)	64,924,413	(1,332)	1,332
As of December 31, 2019 restructured	66,925,484	669	55,744
	—	—	—
As of January 1, 2020 pre-restructuring	2,001,071	2,001	54,412
Capital restructuring of Crynssen (1:33.4448 exchange ratio) (b)	64,924,413	(1,332)	1,332
As of December 31, 2020 restructured	66,925,484	669	55,744
	—	—	—
As of January 1, 2021 pre-restructuring	2,001,071	2,001	54,412
Termination of put option agreements (a)	903,075	903	297,796
Subtotal	2,904,146	2,904	352,208
Capital restructuring of Crynssen (1:33.4448 exchange ratio) (b)	94,224,544	(1,933)	1,933
Subtotal - restructured	97,128,690	971	354,141
Acquisition of Union Acquisition Corp. II (c)	20,195,494	202	174,738
Escrowed shares (d)	(11,714,612)	(117)	(106,247)
Redemption of redeemable shares (e)	(4,500,000)	(45)	(44,955)
As of December 31, 2021	101,109,572	1,011	377,677

a.	On the effectiveness of the Transaction, September 29, 2021, the put option agreements were terminated in exchange for new equity instruments in Procaps Group SA.

b.	On completion of the Transaction, each of the OpCo Shareholders, contributed its respective OpCo Ordinary Shares to Holdco in exchange for Holdco Ordinary Shares, and, in the case of IFC for Holdco Ordinary Shares and 4,500,000 Holdco Redeemable B Shares, subscribed for by each OpCo Shareholder. The OpCo Shareholders were issued 97,128,690 new shares in the Company (92,628,689 Holdco Ordinary Shares and 4,500,000 Holdco Redeemable B Shares) in exchange of the 2,904,146 outstanding OpCO ordinary Shares. The resultant share exchange ratio being 33.4448.

c.	SPAC Ordinary Shares outstanding (including those held by the PIPE Investors and Union Group International Holdings Limited and Union Acquisition Associates II, LLC (the “SPAC Sponsors”) were exchanged with Holdco for Holdco Ordinary Shares pursuant to a share capital increase of Holdco.

d.

1,250,000 Holdco Ordinary Shares issued to the SPAC Sponsors and 10,464,612 Holdco Ordinary Shares issued to certain Opco Shareholders in connection with the Transaction are subject to an escrow arrangement that is applicable to both SPAC Sponsors and to such OpCo Shareholders. On September 29, 2021, considering that the condition to deliver a fixed number of shares for a consideration that is settled in One’s own equity instruments is not met for the 11,714,612 Holdco Ordinary Shares issued to the SPAC Sponsors and certain Opco Shareholders, the escrow shares were classified as a financial liability with changes in fair value through profit and loss. As of December 31, 2021 shares to be delivered are presented at fair value as non-current liabilities for the amount of $101,859, representing a decrease of $4,506 recognized in Finance expenses, net.

e.	Immediately following the Exchange, the Company redeemed 4,500,000 Holdco Redeemable B from IFC for a total purchase price of $45,000 in accordance with that certain share redemption agreement entered into by and between the Company and IFC on March 31, 2021, and subsequently amended on September 29, 2021.

Schedule of aggregate subscription price
	Number of shares	Aggregate value
Public shares	5,895,494	58,955
Founder shares	4,300,000	43,000
PIPE Shares	10,000,000	100,000
	20,195,494	201,955

Schedule of cost-basis of the exchange reflects
Share premium
SPAC net assets	131,086
Transactions costs	(30,063)
IFRS 2 Share-based payment expense	73,917
Share Capital issued	(202)
174,738

Schedule of reserves
	As of December 31
	2021	2020	2019
Legal[1]	$4,892	$4,892	$4,892
Working Capital[2]	37,857	35,005	23,789
	$42,749	$39,897	$28,681

	2021	2020	2019
Balance as of January 1	$39,897	$28,681	$28,322
Increase in legal reserves	—	—	31
Increase in working capital reserves	2,852	11,216	328
Balance as of December 31	$42,749	$39,897	$28,681

[1]	Legal Reserve - Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[2]	Reserves for working capital – These are eventually used to transfer earnings from the retained earnings for appropriation purposes.